Leases - Summary of Movements in Right of Use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	$ 2,361	$ 3,350
Additions	542	866
Remeasurements of index-linked freight contracts	53	(369)
Depreciation expensed during the period	(533)	(975)
Depreciation classified as exploration		(3)
Impairments for the year		(7)
Divestment and demerger of subsidiaries and operations		(429)
Transfers and other movements	(37)	(72)
At the end of the financial year	2,809	2,361
OZ Minerals Limited [member]
Disclosure of quantitative information about right-of-use assets [line items]
Acquisition of subsidiaries and operations	423
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	5,052
At the end of the financial year	4,846	5,052
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(2,691)
At the end of the financial year	(2,037)	(2,691)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	452	638
Additions	192	41
Depreciation expensed during the period	(71)	(103)
Impairments for the year		(7)
Divestment and demerger of subsidiaries and operations		(116)
Transfers and other movements		(1)
At the end of the financial year	573	452
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	745
At the end of the financial year	758	745
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(293)
At the end of the financial year	(185)	(293)
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	1,909	2,712
Additions	350	825
Remeasurements of index-linked freight contracts	53	(369)
Depreciation expensed during the period	(462)	(872)
Depreciation classified as exploration		(3)
Divestment and demerger of subsidiaries and operations		(313)
Transfers and other movements	(37)	(71)
At the end of the financial year	2,236	1,909
Plant and equipment [member] | OZ Minerals Limited [member]
Disclosure of quantitative information about right-of-use assets [line items]
Acquisition of subsidiaries and operations	423
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	4,307
At the end of the financial year	4,088	4,307
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(2,398)
At the end of the financial year	$ (1,852)	$ (2,398)